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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-53856


                         SUPPLEMENT DATED MAY 10, 2001
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
               MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
                             DATED OCTOBER 23, 2000


     The first sentence of the first paragraph of the section titled "VII. Capital Stock and Other Securities" in the above Statement of Additional Information is revised to reflect that the Fund has authorized capital of 50 billion shares of common stock with a par value of $0.01 per share.